CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction, Amounts Of Transaction	¥ 40,586	¥ 0